COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The lease has been extended, in accordance with its terms, through September 14, 2014. Future minimum lease payments under this non-cancelable lease are approximately as follows:

Years ended December 31,
2013	$123,000
2014	94,000
2015	—
Thereafter	—
$217,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2012:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2013	$2,608	$211	$2,397
2014	1,739	45	1,694
	$4,347	$256	$4,091

Schedule of Capital Leased Assets [Table Text Block]

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2012	2011

Office equipment	$10,973	$10,973
Less accumulated amortization	(7,319)	(5,123)
	$3,654	$5,850